MoA Mid Cap Value Fund Shareholder Fees	Dec. 31, 2025 USD ($)
MoA Mid Cap Value Fund | MoA Mid Cap Value Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0.00